Other Non-Current Liabilities - Additional Information (Detail) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Text Block [Abstract]
Provision for onerous contracts		€ 900
Non Provision for onerous contracts	€ 150	371
Current Provision for onerous contracts	€ 443	€ 488